Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	400,000,000	400,000,000
Common stock, shares issued (in shares)	61,493,127	65,250,444
Common stock, shares outstanding (in shares)	61,493,127	65,250,444